UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MORGENS WATERFALL VINTIADIS & COMPANY, INC.
           --------------------------------------------------
Address:   600 FIFTH AVENUE
           --------------------------------------------------
           27th FLOOR
           --------------------------------------------------
           NEW YORK, NY 10020
           --------------------------------------------------

Form 13F File Number:  2804599
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edwin H. Morgens
           --------------------------------------------------
Title:     Chairman
           --------------------------------------------------
Phone:     212-218-4100
           --------------------------------------------------

Signature, Place, and Date of Signing:

       Edwin H. Morgens                     New York                   8/03/06
       -------------------------    --------------------     ----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        23
                                               -------------

Form 13F Information Table Value Total:        $144,731
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



                                                      Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- ------------ --------- -------- ------------------ ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP     (x$1000)   PRN AMT PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- --------- -------- --------  --- ---- ---------- -------- -------- -------- -------
D ARCHER-DANIELS MIDLA ND CO     COM            039483102     6605   160000 SH       SOLE                 160000        0        0
D AT&T INC                       COM            00206R102     5578   200000 SH       SOLE                 200000        0        0
D BIOENVISION INC                COM            09059N100     3731   700000 SH       SOLE                 700000        0        0
D CAMECO CORP CAD                COM            13321L108     7994   200000 SH       SOLE                 200000        0        0
D CIENA CORP                     COM            171779101    11544  2400000 SH       SOLE                2400000        0        0
D CURAGEN COR                    COM            23126R101      350   100000 SH       SOLE                 100000        0        0
D DAKTRONICS INC                 COM            234264109     4619   160000 SH       SOLE                 160000        0        0
D DUSA PHARMACEUTICALS  INC      COM            266898105     3034   537000 SH       SOLE                 537000        0        0
D EXELON CORP                    COM            30161N101     8525   150000 SH       SOLE                 150000        0        0
D FUELCELL ENERGY INC            COM            35952H106      122    12700 SH       SOLE                  12700        0        0
D GLOBIX CORP                    COM            37957F200     1988   400000 SH       SOLE                 400000        0        0
D GOOGLE INC                     COM            38259P508    10483    25000 SH       SOLE                  25000        0        0
D HOLOGIC INC                    COM            436440101     2892    58600 SH       SOLE                  58600        0        0
D ISIS PHARMACEUTICALS INC       COM            464330109     1513   250000 SH       SOLE                 250000        0        0
D JDS UNIPHASE CORP              COM            46612J101     4807  1900000 SH       SOLE                1900000        0        0
D KFX INC                        COM            48245L107     3896   255000 SH       SOLE                 255000        0        0
D MIRANT CORP NEW                COM            60467R100    22564   841932 SH       SOLE                 841932        0        0
D MIRANT CORP WRNT EXP 01/03/201 WARRANTS       60467R118     5306   525345 SH       SOLE                 525345        0        0
D MIRANT CORPORATION WRNTS EXP 1 WARRANTS       60467R126    18613  1729800 SH       SOLE                1729800        0        0
D ORASURE TECHNOLOGIES INC       COM            68554V108     4804   504600 SH       SOLE                 504600        0        0
D PORTLAND GEN ELEC CO           COM            736508847      357    14283 SH       SOLE                  14283        0        0
D TASER INTERNATIONAL INC        COM            87651B104    11470  1450000 SH       SOLE                1450000        0        0
D VERASUN ENERGY CORP            COM            92336G106     3936   150000 SH       SOLE                 150000        0        0

